Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

Note 7 – Leases

The Company applies IFRS 16, Leases, as from January 1, 2019. The Group has lease agreements with respect to offices.

A.	Information regarding material lease agreements

The Company entered into an agreement for the lease of offices in Rehovot as from September 15, 2020 for a period of 5 years. Accordingly, the Company recognized in the statement of financial position a right-to-use asset in the amount of USD 817 thousand concurrently with the recognition of a lease liability in the same amount. The agreement has an option to extend the lease, for additional 5 years. This additional period is not considered in the calculation of the liability as the Company currently does not predict it will use this option. The Company has an option to extend the lease agreements for an additional 5 years at the terms as those of the existing agreement with additional of 5% to the current terms and CPI linked.

B.	Right-to-use assets

Carrying amounts of right-to-use assets and movement during the period:

Office Lease
USD thousands
Balance as at January 1, 2021	790
Depreciation on right-to-use assets	(171)
Change during the year	-
Balance as at December 31, 2021	619

Balance as at January 1, 2020	206
Depreciation on right-to-use assets	(233)
Change during the year	817
Balance as at December 31, 2020	790

C.	Lease liability

Maturity analysis of the Company’s lease liabilities

	December 31,	December 31,
	2021	2020
	USD thousands	USD thousands
Less than one year	219	210
One to three years	658	840

Total	877	1,050

Current maturities of lease liability	199	207

Long-term lease liability	550	688

D.	Additional information on leases

Amounts recognized in profit or loss

	2021	2020
	USD thousands	USD thousands
Interest expenses on lease liability	65	41